Supplemental Information on Statement of Cash Flows - Summary of Supplemental Information on Statement of Cash Flows (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Additional information on cash flows:
Withholding income tax paid on behalf of third-parties	$ 445	$ 483
Capital expenditures and financing activities not involving cash
Purchase of property, plant and equipment on credit	42	52
Provision/(reversals) for decommissioning costs	24	30
Use of deferred tax and judicial deposit for the payment of contingency	$ 8	$ 306